PARENT COMPANY DISCLOSURES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PARENT COMPANY DISCLOSURES (Details) [Line Items]
Tax Credit Attributable To Ordinary Shareholders	£ 102	£ 91	£ 80
Company [Member]
PARENT COMPANY DISCLOSURES (Details) [Line Items]
Profit Attributable To Other Equity Holders	415	412	394
Tax Credit Attributable To Ordinary Shareholders Arising On Profit Attributable To Other Equity Holders	£ 79
Tax Credit Attributable To Ordinary Shareholders		£ 82	£ 80